Fair Value Measurement	3 Months Ended
Mar. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurement

NOTE 5 - FAIR VALUE MEASUREMENT

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The Company’s assets and liabilities that are measured at fair value as of March 31, 2018 and December 31, 2017 are classified in the tables below in one of the three categories described above:

	March 31,	December 31,
	2018	2017
Money market and mutual funds (1) - Level 1	$22,193	$26,127
Short-term investment - Level 2	-	36,001
Other - Level 3	-	-

(1)	Included in cash and cash equivalents on the consolidated balance sheets. The carrying amount is a reasonable estimate of fair value.

NOTE 5 - FAIR VALUE MEASUREMENT (continued)

The table below sets forth a summary of the changes in the fair value of the warrants for preferred shares classified as Level 3:

	Three months ended March 31,
	2018	2017
Balance at the beginning of the period	$—	$3,612
Changes in fair value during the period	—	(109)
Balance at end of the period	$—	$3,503